EMPLOYEE BENEFIT PLAN - Summary of weighted average actuarial assumptions used to determine benefit obligations and net gratuity cost (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Defined Benefit Plan [Abstract]
2022	$ 18
2023	31
2024	31
2025	54
2026	54
2027 - 2031	364
Total	$ 552